Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions		Oct. 31, 2024		Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[1],[2]	$ 63,860		$ 90,312
Precious metals	[2]	2,540		937
Trading assets
Securities	[2]	119,912		107,612
Loans	[2]	7,649		7,544
Other	[2]	2,166		2,712
Securities purchased under resale agreements and securities borrowed	[2]	200,543		199,325
Derivative financial instruments	[2]	44,379		51,340
Investment securities	[2]	152,832		118,237
Loans:
Residential mortgages	[2]	350,941		344,182
Personal loans	[2]	106,379		104,170
Credit cards	[2]	17,374		17,109
Business & government	[2]	292,671		291,822
Property and equipment	[2],[3]	5,252		5,642
Investment in associates	[2]	1,821		1,925
Goodwill and other intangibles assets	[2]	16,853		17,193
Total	[2]	1,412,027		1,411,043
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		63,860		90,312
Precious metals		2,540		937
Trading assets
Securities		119,912		107,612
Loans		7,649		7,544
Other		2,166		2,712
Securities purchased under resale agreements and securities borrowed		200,543		199,325
Derivative financial instruments		44,379		51,340
Investment securities		152,832		118,237
Loans:
Residential mortgages	[5]	350,941	[4]	344,182	[6]
Personal loans		106,379		104,170
Credit cards		17,374		17,109
Business & government		292,671		291,822
Allowances for credit losses	[7]	(6,536)		(6,372)
Customers' liability under acceptances		148		18,628
Property and equipment		5,252		5,642
Investment in associates		1,821		1,925
Goodwill and other intangibles assets		16,853		17,193
Other (including Deferred tax assets)		33,243		38,471
Total		1,412,027		1,410,789
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		60,501		86,883
Trading assets
Securities		331
Loans		933		584
Investment securities		147,607		117,172
Loans:
Residential mortgages		61,467	[4]	65,381	[6]
Personal loans		711		800
Business & government		261,903		264,824
Allowances for credit losses	[7]	(363)		(474)
Customers' liability under acceptances		149		18,718
Other (including Deferred tax assets)		5,968		7,129
Total		539,207		561,017
Credit risk [member] | Credit risk exposure drawn retail [member]
Loans:
Residential mortgages		289,358	[4]	278,688	[6]
Personal loans		101,821		99,214
Credit cards		13,892		14,100
Business & government		12,904		11,690
Allowances for credit losses	[7]	(1,170)		(975)
Other (including Deferred tax assets)		1,220		1,170
Total		418,025		403,887
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		3,847		4,156
Credit cards		162		251
Business & government		17,627		15,479
Total		21,636		19,886
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed		200,543		199,325
Loans:
Other (including Deferred tax assets)		343		237
Total		200,886		199,562
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		44,379		51,340
Loans:
Total		44,379		51,340
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		5,008		4,022
Loans:
Investment in associates		62		59
Total		5,070		4,081
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		569		433
Derivative financial instruments		39,736		36,512
Loans:
Total		40,305		36,945
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		2,540		937
Trading assets
Securities		119,581		107,614
Loans		6,716		6,960
Other		2,166		2,712
Loans:
Other (including Deferred tax assets)		448
Total		131,451		118,223
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[5]	3,359		3,429
Trading assets
Securities	[5]			(2)
Investment securities	[5]	217		(2,957)
Loans:
Residential mortgages	[5]	116	[4]	113	[6]
Credit cards	[5]	3,320		2,758
Business & government	[5]	237		(171)
Allowances for credit losses	[5],[7]	(5,003)		(4,923)
Customers' liability under acceptances	[5]	(1)		(90)
Property and equipment	[5]	5,252		5,642
Investment in associates	[5]	1,759		1,866
Goodwill and other intangibles assets	[5]	16,853		17,193
Other (including Deferred tax assets)	[5]	25,264		29,935
Total	[5]	$ 51,373		$ 52,793

[1]	Net of allowances of $3 (2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Includes $36 (2023 – $38) of investment property.
[4]	Includes $56.3 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[5]	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
[6]	Includes $60.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[7]	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.